SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
SEGMENT INFORMATION
During fiscal 2017, the Company completed the divestiture of four product categories, comprised of 43 of its beauty brands. The transactions included the global salon professional hair care and color, retail hair color, cosmetics and the fragrance businesses, along with select hair styling brands. In fiscal 2016, the Company completed the divestiture of its Batteries business to Berkshire Hathaway. Each of these businesses are reported as discontinued operations for all periods presented (see Note 13).
Under U.S. GAAP, our Global Business Units (GBUs) are aggregated into five reportable segments: 1) Beauty, 2) Grooming, 3) Health Care, 4) Fabric & Home Care and 5) Baby, Feminine & Family Care. Our five reportable segments are comprised of:

•	Beauty: Hair Care (Conditioner, Shampoo, Styling Aids, Treatments); Skin and Personal Care (Antiperspirant and Deodorant, Personal Cleansing, Skin Care);

•	Grooming: Shave Care (Female Blades & Razors, Male Blades & Razors, Pre- and Post-Shave Products, Other Shave Care); Appliances

•	Health Care: Oral Care (Toothbrushes, Toothpaste, Other Oral Care); Personal Health Care (Gastrointestinal, Rapid Diagnostics, Respiratory, Vitamins/Minerals/Supplements, Other Personal Health Care);

•	Fabric & Home Care: Fabric Care (Fabric Enhancers, Laundry Additives, Laundry Detergents); Home Care (Air Care, Dish Care, P&G Professional, Surface Care ); and

•	Baby, Feminine & Family Care: Baby Care (Baby Wipes, Diapers and Pants); Feminine Care (Adult Incontinence, Feminine Care); Family Care (Paper Towels, Tissues, Toilet Paper).
The accounting policies of the segments are generally the same as those described in Note 1. Differences between these policies and U.S. GAAP primarily reflect income taxes, which are reflected in the segments using applicable blended statutory rates. Adjustments to arrive at our effective tax rate are included in Corporate, including the impacts from the U.S. Tax Act in fiscal 2018 (see Note 5).
Corporate includes certain operating and non-operating activities that are not reflected in the operating results used internally to measure and evaluate the businesses, as well as items to adjust management reporting principles to U.S. GAAP. Operating activities in Corporate include the results of incidental businesses managed at the corporate level. Operating elements also include certain employee benefit costs, the costs of certain restructuring-type activities to maintain a competitive cost structure, including manufacturing and workforce optimization, certain significant asset impairment charges and other general Corporate items. The non-operating elements in Corporate primarily include interest expense, certain pension and other postretirement benefit costs, certain acquisition and divestiture gains, interest and investing income and other financing costs.
Total assets for the reportable segments include those assets managed by the reportable segment, primarily inventory, fixed assets and intangible assets. Other assets, primarily cash, accounts receivable, investment securities and goodwill, are included in Corporate.
Our business units are comprised of similar product categories. Nine business units individually accounted for 5% or more of consolidated net sales as follows:

% of Sales by Business Unit (1)
Years ended June 30	2018	2017	2016
Fabric Care	22%	22%	22%
Baby Care	13%	14%	14%
Hair Care	10%	10%	10%
Home Care	10%	10%	10%
Skin and Personal Care	9%	8%	8%
Shave Care	8%	9%	9%
Family Care	8%	8%	8%
Oral Care	8%	8%	8%
Feminine Care	6%	6%	6%
All Other	6%	5%	5%
TOTAL	100%	100%	100%

(1)	% of sales by business unit excludes sales held in Corporate.
The Company had net sales in the U.S. of $27.3 billion, $27.3 billion and $27.0 billion for the years ended June 30, 2018, 2017 and 2016, respectively. Long-lived assets in the U.S. totaled $9.7 billion and $8.8 billion as of June 30, 2018 and 2017, respectively. Long-lived assets consists of property, plant and equipment. No other country's net sales or long-lived assets exceed 10% of the Company totals.
Our largest customer, Walmart Inc. and its affiliates, accounted for consolidated net sales of approximately 15%, 16% and 15% in 2018, 2017 and 2016, respectively. No other customer represents more than 10% of our consolidated net sales.

Global Segment Results		Net Sales	Earnings/(Loss) from Continuing Operations Before Income Taxes	Net Earnings/(Loss) from Continuing Operations	Depreciation and Amortization	Total Assets	Capital Expenditures
BEAUTY	2018	$12,406	$3,042	$2,320	$236	$4,709	$766
	2017	11,429	2,546	1,914	220	4,184	599
	2016	11,477	2,636	1,975	218	3,888	435
GROOMING	2018	6,551	1,801	1,432	447	22,609	364
	2017	6,642	1,985	1,537	433	22,759	341
	2016	6,815	2,009	1,548	451	22,819	383
HEALTH CARE	2018	7,857	1,922	1,283	230	5,254	330
	2017	7,513	1,898	1,280	209	5,194	283
	2016	7,350	1,812	1,250	204	5,139	240
FABRIC & HOME CARE	2018	21,441	4,191	2,708	534	7,295	1,020
	2017	20,717	4,249	2,713	513	6,886	797
	2016	20,730	4,249	2,778	531	6,919	672
BABY, FEMININE & FAMILY CARE	2018	18,080	3,527	2,251	899	9,682	1,016
	2017	18,252	3,868	2,503	874	9,920	1,197
	2016	18,505	4,042	2,650	886	9,863	1,261
CORPORATE (1)	2018	497	(1,157)	(133)	488	68,761	221
	2017	505	(1,289)	247	571	71,463	167
	2016	422	(1,379)	(174)	788	78,508	323
TOTAL COMPANY	2018	$66,832	$13,326	$9,861	$2,834	$118,310	$3,717
	2017	65,058	13,257	10,194	2,820	120,406	3,384
	2016	65,299	13,369	10,027	3,078	127,136	3,314

(1)	The Corporate reportable segment includes depreciation and amortization, total assets and capital expenditures of the Beauty Brands and Batteries businesses prior to their divestiture.